Weighted-Average Policy Range (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation Percentage	99.00%
Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation Percentage	100.00%	100.00%
Public equity securities
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	45.70%
Public equity securities | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	30.00%
Asset allocation percentage, current policy upper range	51.00%
Asset allocation Percentage	45.90%	40.10%
Debt securities
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	42.30%
Debt securities | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	39.00%
Asset allocation percentage, current policy upper range	53.00%
Asset allocation Percentage	42.70%	49.20%
Real estate and infrastructure
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	12.00%
Real estate and infrastructure | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	10.00%
Asset allocation percentage, current policy upper range	17.00%
Asset allocation Percentage	11.40%	10.70%